Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Diversified Alternatives Fund))	0 Months Ended
	Dec. 28, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.51%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	2.26%
Class I
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.04%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.76%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.26%

[1]	"Other Expenses" are based on estimated amounts for the Fund's first full fiscal year of operation.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.